united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 9/30/17

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares				Value
	COMMON STOCK - 10.1%
	AEROSPACE & DEFENSE - 2.0%
1,410	Lockheed Martin Corp.			$ 437,509
1,485	Northrop Grumman Corp.			427,264
				864,773
	BEVERAGES - 2.0%
4,764	Dr Pepper Snapple Group, Inc.			421,471
3,642	PepsiCo, Inc.			405,828
				827,299
	CHEMICALS - 1.0%
3,630	Monsanto Co.			434,947

	ELECTRICONICS - 2.1%
5,115	Amohenol Corp.			432,934
3,115	Honeywell International, Inc.			441,520
				874,454
	FOOD - 1.0%
3,540	Ingredion, Inc.			427,066

	HEALTHCARE-PRODUCTS - 1.0%
1,339	CR Bard, Inc.			429,149

	REITS - 1.0%
6,389	Equity Residential			421,227

	TOTAL COMMON STOCK (Cost - $4,208,197)			4,278,915

	EXCHANGE TRADED FUNDS - 87.2%
	DEBT FUNDS - 68.1%
11,948	iShares 7-10 Year Treasury Bond ETF			1,272,701
5,947	iShares 20+ Year Treasury Bond ETF			741,948
11,637	iShares Core U.S. Aggregate Bond ETF			1,275,299
14,525	iShares iBoxx $ High Yield Corporate Bond ETF			1,289,239
13,987	iShares iBoxx $ Investment Grade Corporate Bond ETF			1,695,644
37,190	JP Morgan Global Bond Opportunities ETF			1,919,004
12,607	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund			1,280,115
90,963	PowerShares Emerging Markets Sovereign Debt Portfolio			2,707,968
67,239	PowerShares High Yield Corporate Bond Portfolio			1,282,920
485,723	PowerShares Preferred Portfolio			7,300,417
6,252	SPDR Bloomberg Barclays Convertible Securities ETF			319,290
139,120	SPDR Bloomberg Barclays High Yield Bond ETF			5,191,958
25,904	SPDR Doubleline Total Return Tactical ETF			1,276,290
15,578	Vanguard Total Bond Market ETF			1,276,773
				28,829,566
	EQUITY FUNDS - 19.1%
69,748	Arrow Dow Jones Global Yield ETF			1,275,691
15,810	iShares Select Dividend ETF			1,480,607
57,665	SPDR SSgA Income Allocation ETF			1,904,386
39,674	WisdomTree US LargeCap Dividend Fund			3,445,290
				8,105,974

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,878,654)			36,935,540

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUNDS - 2.0%
418,927	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.91% (a)			418,927
418,926	First American Government Obligations Fund - Class Z 0.89% (a)			418,926
	TOTAL SHORT-TERM INVESTMENTS (Cost - $837,853)			837,853

	TOTAL INVESTMENTS - 99.3% (Cost - $41,924,704) (b)			$ 42,052,308
	OTHER ASSETS LESS OTHER LIABILITIES - 0.7%			315,050
	NET ASSETS - 100.0%			$ 42,367,358

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,083,023 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 230,373
			Unrealized Depreciation:	(261,088)
	Net Unrealized Deppreciation:			$ (30,715)
	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at September 30, 2017	Unrealized Appreciation (1)
26	U.S. Ultra Bond	Dec-17	$ 4,293,250	$ 4,034

	(1) Amount subject to interest rate risk exposure.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	COMMON STOCKS - 80.1%
	AEROSPACE & DEFENSE - 0.7%
1,829	Aerojet Rocketdyne Holdings, Inc. *	$ 64,033

	AIRLINES - 0.3%
2,636	Avianca Holdings SA - ADR	20,455
126	United Continental Holdings, Inc. *	7,671
		28,126
	AUTOPARTS & EQUIPMENT - 0.7%
417	American Axle & Manufacturing Holdings, Inc. *	7,331
621	Delphi Automotive PLC	61,106
		68,437
	BANKS - 1.5%
222	Banco de Chile - ADR	20,240
2,263	Grupo Aval Acciones y Valores SA - ADR	20,299
4,241	Grupo Supervielle SA - ADR	104,710
		145,249
	BEVERAGES - 0.2%
605	Vina Concha y Toro SA - ADR	20,044

	BIOTECHNOLOGY - 4.0%
2,225	Alexion Pharmaceuticals, Inc. *	312,145
436	Celgene Corp. *	63,578
2,244	PDL Bio Pharma, Inc. *	7,607
		383,330
	BUILDING MATERIALS - 5.7%
1,598	Cementos Pacasmayo S.A.A. - ADR	20,343
1,043	Cemex SAB de CV - ADR *	9,470
2,935	Eagle Materials, Inc.	313,164
355	Lennox International, Inc.	63,534
3,101	Louisiana-Pacific Corp. *	83,975
723	Trex Co., Inc. *	65,121
		555,607
	CHEMICALS - 3.2%
1,636	Cabot Corp.	91,289
1,204	Chemours Co.	60,934
1,381	Koppers Holdings, Inc. *	63,733
648	Lyondell Basell Industries NV	64,184
492	Sinopec Shanghai Petrochemical Co. Ltd. - ADR	29,431
		309,571
	COMMERCIAL SERVICES - 5.0%
1,397	China Distance Education Holdings Ltd. - ADR	9,332
860	Deluxe Corp.	62,746
753	Insperity, Inc.	66,264
1,183	Nutrisystem, Inc.	66,130
5,722	RELX NV - ADR	122,050
402	S&P Global, Inc.	62,837
4,115	TrueBlue, Inc. *	92,382
		481,741
	COMPUTERS - 1.1%
381	HP, Inc.	7,605
2,676	WNS Holdings Ltd. - ADR *	97,674
		105,279
	COSMETICS/PERSONAL CARE - 1.3%
2,101	Unilever PLC - ADR	121,774

	DISTRIBUTION/WHOLESALE - 0.3%
889	Veritiv Corp. *	28,893

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
439	Mastercard, Inc.	61,987
1,886	Navient Corp.	28,328
498	Santander Consumer USA Holdings, Inc. *	7,654
		97,969
	ELECTRIC - 0.4%
3,394	Enel Chile SA - ADR	20,364
371	Enel Generacion Chile SA - ADR	9,779
99	Entergy Corp.	7,560
		37,703
	ELETRONICS - 13.5%
12,689	CTS Corp.	305,805
8,064	FLIR Systems, Inc.	313,770
99	Mettler-Toledo International, Inc. *	61,990
2,353	Rogers Corp. *	313,608
3,983	Woodward, Inc.	309,121
		1,304,294

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares		Value
	COMMON STOCKS - 80.1% (Continued)
	ENERGY-ALTERNATE SOURCES - 1.4%
542	First Solar, Inc. *	$ 24,867
13,287	JA Solar Holdings Co. Ltd. - ADR *	101,247
372	JinkoSolar Holding Co. Ltd. - ADR *	9,281
		135,395
	FOREST PRODUCTS & PAPER - 0.9%
2,210	Schweitzer-Mauduit International, Inc.	91,627

	GAS - 1.2%
1,877	National Grid PLC - ADR	117,707

	HEALTHCARE-PRODUCTS - 3.9%
2,634	Bio-Techne Corp.	318,424
408	IDEXX Laboratories, Inc. *	63,440
		381,864
	INSURANCE - 1.2%
990	Allstate Corp.	90,991
139	Berkshire Hathaway, Inc. *	25,481
		116,472
	INTERNET - 4.6%
1,601	51job, Inc. - ADR *	97,037
2,339	Bitauto Holdings Ltd. - ADR *	104,506
13,338	Vipshop Holdings Ltd. - ADR *	117,241
1,427	YY, Inc. - ADR *	123,835
		442,619
	IRON & STEEL - 1.8%
5,353	AK Steel Holding Corp. *	29,923
139	POSCO - ADR	9,647
4,281	Ternium SA - ADR	132,411
		171,981
	LODGING - 0.7%
426	Wynn Resorts Ltd.	63,440

	MINING - 2.3%
4,862	Aluminum Corporation of China Ltd. - ADR *	107,791
9,628	Luxfer Holding PLC - ADR	119,869
		227,660
	OFFICE/BUSINESS EQUIPMENT - 0.3%
848	Xerox Corp.	28,230

	OIL & GAS - 2.6%
126	China Petroleum & Chemical Corp. - ADR	9,546
574	Dril-Quip, Inc. *	25,342
7,761	Northern Oil and Gas, Inc. *	6,985
1,639	Royal Dutch Shell PLC - ADR	99,291
4,923	Statoil ASA - ADR	98,903
732	Transocean Ltd. *	7,876
		247,943
	PACKAGING & CONTAINERS - 1.0%
1,129	Berry Global Group, Inc. *	63,958
1,178	Owens-Illinois, Inc. *	29,638
		93,596
	PHARMACEUTICALS - 1.8%
932	Endo International PLC *	7,983
1,029	Galapagos NV - ADR *	104,701
965	Zoetis, Inc.	61,528
		174,212
	REAL ESTATE - 1.6%
1,467	Forestar Group, Inc. *	26,039
22,526	Xinyuan Real Estate Co. Ltd. - ADR *	127,948
		153,987
	REITS - 0.9%
350	AGNC Investment Corp.	7,588
4,622	Cedar Realty Trust, Inc.	25,976
2,713	Cousins Properties, Inc.	25,339
893	Duke Realty Corp.	25,736
		84,639
	RETAIL - 4.0%
2,007	American Eagle Outfitters, Inc.	28,700
2,580	Foot Locker, Inc.	90,868
401	Group 1 Automotive, Inc.	29,056
3,435	La-Z-Boy, Inc.	92,402
1,143	Lowe's Cos Inc.	91,371
1,314	Macy's, Inc.	28,671
1,303	Michaels Cos, Inc. *	27,975
		389,043

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares		Value
	COMMON STOCKS - 80.1% (Continued)
	SEMICONDUCTORS - 8.7%
2,005	Advanced Micro Devices, Inc. *	$ 25,564
3,977	Cabot Microelectronics Corp.	317,882
609	KLA-Tencor Corp.	64,554
1,706	NVIDIA Corp.	304,982
2,667	Silicon Motion Technology Corp. - ADR	128,096
		841,078
	SOFTWARE - 1.6%
793	Dun & Bradstreet Corp.	92,313
550	MSCI, Inc.	64,295
		156,608
	TELECOMMUNICATIONS - 0.7%
1,115	America Movil SAB de CV - ADR	19,791
403	China Telecom Corp. Ltd. - ADR	20,601
624	General Communication, Inc. *	25,453
		65,845

	TOTAL COMMON STOCKS (Cost - $7,544,692)	7,735,996

	EXCHANGE TRADED FUNDS - 15.2%
	EQUITY FUNDS - 15.2%
3,240	ProShares Ultra QQQ	208,073
2,911	ProShares Ultra Russell2000	194,484
10,972	ProShares Ultra S&P500	1,061,431
		1,463,988

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,431,759)	1,463,988

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUNDS - 3.5%
168,228	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.91% (a)	168,228
168,228	First American Government Obligations Fund - Class Z 0.89% (a)	168,228
	TOTAL SHORT-TERM INVESTMENTS (Cost - $336,456)	336,456

	TOTAL INVESTMENTS - 98.8% (Cost - $9,312,907) (b)	$ 9,536,440
	OTHER ASSETS LESS LIABILITIES - 1.2%	120,810
	NET ASSETS - 100.0%	$ 9,657,250

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,321,444 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 309,641
	Unrealized Depreciation:	(94,645)
	Net Unrealized Appreciation:	$ 214,996

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 78.4%
	EQUITY FUNDS - 78.4%
176,449	iShares MSCI EAFE ETF	$12,083,228
486,822	iShares MSCI Emerging Markets ETF	21,814,494
55,095	iShares U.S. Healthcare ETF	9,468,627
62,477	iShares U.S. Technology ETF	9,366,552
79,716	Vanguard FTSE Europe ETF	4,649,834
	TOTAL EXCHANGE TRADED FUNDS (Cost - $54,336,785)	57,382,735

	SHORT-TERM INVESTMENTS - 6.4%
	MONEY MARKET FUNDS - 6.4%
2,336,674	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.91% (a)	2,336,674
2,336,674	First American Government Obligations Fund - Class Z 0.89% (a)	2,336,674
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,673,348)	4,673,348

	TOTAL INVESTMENTS - 84.8% (Cost - $59,010,133) (b)	$ 62,056,083
	OTHER ASSETS LESS LIABILITIES -15.2%	11,106,761
	NET ASSETS - 100.0%	$ 73,162,844

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,010,133 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,045,950
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 3,045,950

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at September 30, 2017	Interest Rate Payable (1)	Termination Date	Counter Party	Unrealized Appreciation (2)
First Trust Dow Jones Internet Index Fund	136,579	$ 12,976,356	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	$ 962,011
Guggenheim S&P 500 Equal Weight Technology ETF	32,063	3,970,710	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	336,689
iShares Nasdaq Biotechnology ETF	32,081	10,116,706	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	552,775
iShares Russell 1000 Growth ETF	49,979	5,971,116	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	260,050
iShares U.S. Healthcare ETF	1,259	182,104	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	4,553
iShares U.S. Medical Devices ETF	25,167	4,108,696	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	75,935
PowerShares QQQ Trust Series I	32,899	4,386,365	1-Mth USD_LIBOR plus 30 bp	5/8/2018	Credit Suisse	402,806
SPDR S&P Biotech ETF	43,932	3,476,091	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	316,136
Vanguard Mid-Cap Growth ETF	45,664	5,422,696	1-Mth USD_LIBOR plus 30 bp	6/2/2018	Credit Suisse	111,554
Total						$ 3,022,509

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	OPEN-ENDED MUTUAL FUNDS - 15.1%
	ASSET ALLOCATION FUNDS - 9.1%
16,347	Balter European L/S Small Cap Fund - Institutional Class*	$ 183,819
11,897	Litman Gregory Masters Alternative Strategies Fund - Investor Class	138,954
32,022	PSI All Asset Fund - Class A*	284,355
19,032	Putnam Absolute Return 700 Fund -Class A*	232,000
		839,128
	EQUITY FUNDS - 6.0%
10,484	ACM Dynamic Opportunity Fund - Class A*	180,010
17,596	AmericaFirst Defensive Growth Fund - Class A	181,591
14,633	Glenmede Secured Options Portfolio	186,131
		547,732

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,350,506)	1,386,860

	EXCHANGE-TRADED FUNDS - 76.4%
	ALTERNATIVE FUNDS - 3.9%
5,936	First Trust Long/Short Equity ETF	220,357
4,578	IQ Merger Arbitrage ETF	141,053
		361,410
	EQUITY FUNDS - 72.5%
4,207	Financial Select Sector SPDR Fund	108,793
10,649	First Trust Financial AlphaDEX Fund	316,062
247	First Trust Industrials/Producer Durables AlphaDEX Fund	9,169
3,688	First Trust Technology AlphaDEX Fund	176,913
1,843	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	61,667
10,222	Guggenheim Frontier Markets ETF	150,059
549	Guggenheim S&P 500 Equal Weight Technology ETF	74,131
15,327	Horizons NASDAQ-100 Covered Call ETF	366,162
7,196	Horizons S&P 500 Covered Call ETF	355,522
1,100	iShares Core MSCI Emerging Markets ETF	59,422
743	iShares Emerging Markets Dividend ETF	30,805
4,981	iShares Global Financials ETF	332,332
1,972	iShares Global Tech ETF	280,754
188	iShares Global Telecom ETF	11,351
1,860	iShares MSCI All Peru Capped ETF	72,149
1,461	iShares MSCI Chile Capped ETF	71,034
3,286	iShares MSCI Poland Capped ETF	87,145
2,432	iShares MSCI Thailand Capped ETF	210,246
251	iShares MSCI Turkey ETF	10,494
761	iShares North American Tech-Software ETF	111,304
582	iShares U.S. Financial Services ETF	69,759
1,649	iShares U.S. Industrials ETF	228,453
334	iShares U.S. Aerospace & Defense ETF	59,465
10,950	Janus Velocity Volatility Hedge Large Cap ETF	375,914
1,528	KraneShares CSI China Internet ETF	86,974
3,745	PowerShares Aerospace & Defense Portfolio	192,081
5,918	REX VolMAXX Short Weekly Futures Strategy ETF	196,418
1,357	Schwab Emerging Markets Equity ETF	36,517
2,419	SPDR NYSE Technology ETF	190,738
46	SPDR S&P Bank ETF	2,074
2,589	SPDR S&P Emerging Asia Pacific ETF	256,751
1,366	SPDR S&P Emerging Markets SmallCap ETF	67,685
8,167	SPDR SSgA Global Allocation ETF	301,281
3,563	SPDR SSgA Income Allocation ETF	117,668
5,214	SPDR SSgA Multi-Asset Real Return ETF	131,132
974	VanEck Vectors Africa Index ETF	22,616
5,476	VanEck Vectors Agribusiness ETF	322,975

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Shares	Value

EQUITY FUNDS (continued) - 72.5%
215	VanEck Vectors India Small-Cap Index ETF	$ 12,199
1,544	VanEck Vectors Russia ETF	34,416
996	VanEck Vectors Semiconductor ETF	92,947
1,446	Vanguard Financials ETF	94,511
977	Vanguard FTSE Emerging Markets ETF	42,568
763	Vanguard Industrials ETF	102,440
12,533	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	369,473
2,640	WisdomTree Emerging Markets SmallCap Dividend	129,439
8,354	X-trackers Harvest CSI 300 China A -Shares ETF	243,853
6,675,861

TOTAL EXCHANGE-TRADED FUNDS (Cost - $6,913,623)	7,037,271

SHORT-TERM INVESTMENTS - 4.6%
MONEY MARKET FUNDS - 4.6%
211,969	Fidelity Investments Money Market Funds - Government Portfolio - Class I- 0.91% (a)	211,969
211,969	First American Government Obligations Fund - Class Z 0.89% (a)	211,969
TOTAL SHORT-TERM INVESTMENTS (Cost - $423,938)	423,938

TOTAL INVESTMENTS - 96.1% (Cost - $8,688,067) (b)	$ 8,848,069
OTHER ASSETS LESS LIABILITIES - 3.9%	355,810
NET ASSETS - 100.0%	$ 9,203,879

*	Non-Income producing investment
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $8,694,399 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$ 180,049
Unrealized Depreciation:	(26,379)
Net Unrealized Appreciation:	$ 153,670
FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS
No. of	Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2017	Appreciation (1)
11	NASDAQ 100 E-Mini Future	December-17	$ 1,316,150	$ 10,454

(1) Amount subject to equity risk exposure.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 41.9%
	AIRLINES - 1.1%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$ 1,014,094

	APPAREL - 1.1%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,005,132

	AUTO MANUFACTURERS - 0.5%
500,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	510,541

	BANKS - 10.3%
1,000,000	Bank of America Corp.	2.1510	11/9/2020	997,638
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,006,061
1,000,000	Capital One Financial Co.	2.4500	4/24/2019	1,006,488
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,008,821
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	510,417
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,014,895
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	1,006,748
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,002,836
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,009,263
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	978,752
				9,541,919
	BEVERAGES - 1.1%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	1,002,911

	BIOTECHNOLOGY - 1.1%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,005,899

	COMMERCIAL SERVICES - 1.1%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,017,185

	FOOD - 2.2%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,006,857
1,000,000	The Kroger Co.	3.3000	1/15/2021	1,025,888
				2,032,745
	HEALTHCARE - PRODUCTS - 2.2%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	1,013,884
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,010,568
				2,024,452
	HEALTHCARE - SERVICES - 2.2%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	1,005,223
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,005,460
				2,010,683
	INSURANCE - 4.4%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,035,153
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,007,096
1,000,000	MetLife, Inc.	1.9030	12/15/2017	1,000,910
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,007,534
				4,050,693
	INTERNET - 1.1%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,012,597

	LEISURE TIME - 1.1%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,053,826

	OFFICE/BUSINESS EQUIPMENT - 1.1%
1,000,000	Xerox Corporation	2.8000	5/15/2020	1,003,825

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	PHARMACEUTICALS - 3.2%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	$ 1,001,542
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	999,214
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	1,000,394
				3,001,150
	RETAIL - 2.7%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	1,002,594
500,000	Home Depot, Inc.	2.0000	4/1/2021	500,530
1,000,000	McDonald's Corp.	3.5000	7/15/2020	1,038,673
				2,541,797
	SEMICONDUCTORS - 2.2%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,025,643
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,006,371
				2,032,014
	TELECOMMUNICATIONS - 3.2%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	1,007,774
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,017,052
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	999,551
				3,024,377

	TOTAL BONDS & NOTES (Cost - $38,682,270)			38,885,840

	CERTIFICATE OF DEPOSIT - 20.5%
	AUTO MANUFACTURERS - 2.2%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	1,000,695
1,000,000	BMW Bank of North America	1.6000	1/22/2019	1,000,588
				2,001,283
	BANKS - 17.8%
1,000,000	Ally Bank	1.2500	11/27/2017	1,000,292
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	1,002,359
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,000,639
500,000	Capital One NA	1.9500	9/28/2020	500,850
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	999,171
1,000,000	Compass Bank	1.3500	1/2/2018	1,000,614
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,009,689
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,006,817
1,000,000	HSBC Bank USA	1.2500	2/8/2021	1,000,204
1,000,000	JPMorgan Chase Bank NA	1.2500	2/10/2021	1,000,391
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	1,000,250
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,007,543
1,000,000	State Bank of India	2.1500	12/16/2019	1,005,622
1,000,000	UBS Bank USA	1.6500	6/7/2021	987,912
1,000,000	WebBank	1.2000	2/26/2019	994,817
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	1,001,262
1,000,000	World's Foremost Bank	1.7000	6/9/2021	987,892
				16,506,324
	DIVERSIFIED - 0.5%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	500,850

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $18,999,726)			19,008,457

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Shares		Value
	EXCHANGE-TRADED FUNDS - 18.6%
	DEBT FUNDS - 18.0%
41,100	Guggenheim BulletShares 2017 Corporate Bond ETF	$ 929,477
43,800	Guggenheim BulletShares 2018 Corporate Bond ETF	928,122
262,200	Guggenheim BulletShares 2019 Corporate Bond ETF	5,571,750
345,500	Guggenheim BulletShares 2020 Corporate Bond ETF	7,431,705
18,400	Guggenheim Ultra Short Duration ETF	926,808
30,300	SPDR Portfolio Short Term Corporate Bond ETF	929,301
		16,717,163
	EQUITY FUND - 0.6%
3,600	Powershares QQQ Trust Series 1	523,620

	TOTAL EXCHANGE-TRADED FUNDS (Cost - $17,237,522)	17,240,783

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUNDS - 5.6%
2,582,474	Fidelity Investments Money Market Funds - Government Portfolio - Class I- 0.91% (a)	2,582,474
2,582,474	First Amercan Government Obligations Fund - Class Z 0.89% (a)	2,582,474
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,164,948)	5,164,948

	TOTAL INVESTMENTS - 86.6% (Cost - $80,084,466) (b)	$ 80,300,028
	OTHER ASSETS LESS LIABILITIES - 13.4%	12,386,341
	NET ASSETS - 100.0%	$ 92,686,369

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $80,092,346 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 300,847
	Unrealized Depreciation:	(93,165)
	Net Unrealized Appreciation:	$ 207,682

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2017	Appreciation (1)
1,548	Nasdaq 100 E-Mini Future	December-17	$ 185,218,200	$ 1,744,923

(1) Amount subject to equity risk exposure.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 4,278,915	$ -	$ -	$ 4,278,915
Exchange Traded Funds	36,935,540	-	-	36,935,540
Short-Term Investments	837,853	-	-	837,853
Total Investments	$ 42,052,308	$ -	$ -	$ 42,052,308
Derivatives
Futures Contracts	4,034	-	-	4,034
Total Assets	$ 42,056,342	$ -	$ -	$ 42,056,342

Quantified All-Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 7,735,996	$ -	$ -	$ 7,735,996
Exchange Traded Funds	1,463,988	-	-	1,463,988
Short-Term Investments	336,456	-	-	336,456
Total Assets	$ 9,536,440	$ -	$ -	$ 9,536,440

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 57,382,735	$ -	$ -	$ 57,382,735
Short-Term Investments	4,673,348	-	-	4,673,348
Total Investments	$ 62,056,083	$ -	$ -	$ 62,056,083
Derivatives
Swaps	$ -	$ 3,022,509	$ -	$ 3,022,509
Total Assets	$ 62,056,083	$ 3,022,509	$ -	$ 65,078,592

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 1,386,860	$ -	$ -	$ 1,386,860
Exchange Traded Funds	7,037,271	-	-	7,037,271
Short-Term Investments	423,938	-	-	423,938
Derivatives
Futures Contracts	10,454	-	-	10,454
Total Assets	$ 8,858,523	$ -	$ -	$ 8,858,523

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 38,885,840	$ -	$ 38,885,840
Certificate of Deposit	-	19,008,457	-	19,008,457
Exchange Traded Funds	17,240,783	-	-	17,240,783
Short-Term Investments	5,164,948	-	-	5,164,948
Total Investments	$ 22,405,731	$ 57,894,297	$ -	$ 80,300,028
Derivatives
Futures Contracts	1,744,923	-	-	1,744,923
Total Assets	$ 24,150,654	$ 57,894,297	$ -	$ 82,044,951

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. All futures contracts are subject to equity risk.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2017 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES -The Quantified Market Leaders Fund currently invest a portion of its assets in the iShares MSCI Emerging Markets ETF. The Fund may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Quantified Market Leaders Fund may be directly affected by the iShares MSCI Emerging Markets ETF. The financial statements of the iShares MSCI Emerging Markets ETF, including the portfolio of investments, can be found at the the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2017 the percentage of the Quantified Market Leaders Fund's net assets invested in the iShares MSCI Emerging Markets ETF was 29.8%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 11/28/17

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/28/17